Capital and financing transactions	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Capital and financing transactions
11.	Capital and financing transactions
Common shares

	For the three months ended
	April 30, 2025		April 30, 2024
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,245,527,961	$22,136	1,222,127,412	$20,599
Issued in relation to share-based payments, net	21,402	2	57,036	4
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–	–	7,385,149	463
Outstanding at end of period	1,245,549,363	$22,138	1,229,569,597	$21,066

	For the six months ended
	April 30, 2025		April 30, 2024
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,244,435,686	$22,054	1,214,044,420	$20,109
Issued in relation to share-based payments, net	1,113,677	84	115,078	8
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–	–	15,410,099	949
Outstanding at end of period	1,245,549,363	$22,138	1,229,569,597	$21,066
(1)
Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.

Normal Course Issuer Bid
On May 27, 2025, the Bank announced its intention to seek regulatory approval for a normal course issuer bid (the “NCIB”) pursuant to which it may repurchase for cancellation up to 20 million of its common shares. Purchases under the NCIB are expected to commence on May 30, 2025 and are expected to terminate upon the earlier of: (i) the Bank purchasing the maximum number of common shares under the NCIB; (ii) the Bank providing a notice of termination; or (iii) a 12-month period ending on or about May 29, 2026.

Preferred shares and other equity instruments
Issuance
On January 31, 2025, the Bank issued USD$1,000 million of 7.350% Limited Recourse Capital Notes Series 6 (NVCC) (LRCN Series 6) due April 27, 2085, which form part of the Bank’s Additional Tier 1 Capital. Non-deferrable interest is payable quarterly at a fixed rate of 7.350% per annum until April 27, 2030; and thereafter, the non-deferrable interest will reset every fifth year until April 27, 2080, at a rate equal to the 5-year U.S Treasury Rate plus 2.903%. In connection with the issuance of LRCN Series 6, the Bank issued USD$1,000 million of 7.350% Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (the Series 6 AT1 Notes) to Scotiabank LRCN Trust, a consolidated entity, to be held as trust assets. As the Series 6 AT1 Notes are eliminated on consolidation, they do not currently form part of the Bank’s Additional Tier 1 Capital.
Upon the occurrence of a recourse event, the LRCN Series 6 noteholders’ sole recourse will be limited to their proportionate share of the assets held in the Scotiabank LRCN Trust. A recourse event occurs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of LRCN Series 6, (d) an event of default occurs (bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event.
Subject to regulatory consent and approval, the LRCN Series 6 are redeemable, in whole or in part, on April 27, 2030 and each interest payment date thereafter.
The LRCN Series 6 and Series 6 AT1 Notes are the Bank’s direct unsecured obligations, ranking subordinate to the Bank’s Subordinated debentures and ranking equally with the Bank’s existing NVCC subordinated additional Tier 1 capital securities.
The LRCN Series 6 and the Series 6 AT1 Notes include NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the Series 6 AT1 Notes into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if the federal or a provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. Upon an NVCC Trigger Event, LRCN Series 6 will cease to be outstanding following delivery to the noteholders of their proportionate share of the trust assets comprised of common shares of the Bank received by the Scotiabank LRCN Trust upon automatic conversion of the Series 6 AT1 Notes.
The LRCN Series 6 are compound instruments with both equity and liability features. On the date of issuance, the Bank has assigned an insignificant value to the liability component of LRCN Series 6 and, as a result, the full proceeds received have been presented as equity.
Redemption
On May 1, 2025, the Bank announced its intention to redeem all outstanding U
.
S
.
$1,250 million 4.900% Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (Non-Viability Contingent Capital (NVCC)) (the “Notes”) at 100% of their principal amount plus accrued and unpaid interest to, but excluding, the date fixed for redemption.
The
redemption of the Notes will occur on June 4, 2025.